UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for 1 of its series: Allspring Absolute Return Fund

Date of reporting period: April 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report
April 30, 2022
Allspring Absolute Return Fund

The views expressed and any forward-looking statements are as of April 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Absolute Return Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Absolute Return Fund for the 12-month period that ended April 30, 2022. U.S. stocks experienced rising volatility through the period but performed much better than non-U.S. equities as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in decades, concerns about sharply tighter monetary policy, more highly contagious COVID-19 variants, and the Russian invasion of Ukraine. Concerns about already-significant supply chain disruptions were made worse by China’s COVID-19 lockdowns.
For the 12-month period, equities generally turned downward. U.S. stocks led both non-U.S. developed market equities and emerging market stocks. Returns by fixed-income securities were negative as rising inflation created new challenges. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 0.21%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -10.31%, while the MSCI EM Index (Net) (USD)3  had weaker performance with a loss of 18.33%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -8.51%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -15.55%, the Bloomberg Municipal Bond Index6 lost 7.88%, and the ICE BofA U.S. High Yield Index7 fell 4.96%.
Rising inflation, COVID, and the Russian invasion of Ukraine in February drove market performance.
Vaccine rollouts, which had started early in 2021, continued through the spring, leading to loosened restrictions globally, with equity market returns rising slightly. Concerns regarding longer-lasting elevated inflation were supported by higher input costs for businesses. Positive performance in emerging market equities was supported by steady consumer demand and strong commodity prices. Fixed income markets were also slightly positive in May, driven by inflation uncertainty and a softer U.S. dollar.
In June 2021, the S&P 500 Index reached an all-time high. In late June, the U.S. Congress reached a deal on a $1 trillion infrastructure package for road, bridge, and broadband network upgrades over the next eight years. The U.S Federal Reserve’s (Fed) June meeting yielded no change to policy, but it forecast a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to a decline in U.S. Treasury yields. Many European and Asian countries saw vaccination momentum increase, while COVID-19 infections rose in the U.K. Meanwhile, the price of crude oil jumped over 10% in June as global economic activity picked up and the Organization of the Petroleum Exporting Countries (OPEC) slowed the pace of supply growth

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Absolute Return Fund

Letter to shareholders (unaudited)
Inflation continued to climb in July, fueled by the ongoing supply bottleneck and high demand. Monthly U.S. equity gains led those of international developed markets. In contrast, emerging markets had losses for the month, hindered by China’s plans for new regulations, particularly in education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off as OPEC agreed to raise oil production
The COVID-19 Delta variant produced outbreaks globally in August, feeding market volatility and casting doubts over the ongoing economic recovery. The U.S. economy remained strong despite the Delta variant, ongoing inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Municipal debt had its first monthly loss since February. Among commodities, crude oil fell sharply as the Delta variant caused expectations to dampen. However, oil remained a leading asset-class performer for the year.
Global markets suffered their broadest retreat in a year during September, except for commodities, as concerns over inflation and the interest rate outlook depressed investor confidence. Emerging markets declined on concerns over supply chain disruptions along with rising energy and food prices. Meanwhile, the Fed indicated it would soon start to slow the pace of asset purchases. U.S. concerns included a congressional showdown over the debt ceiling, the 2022 federal government budget, and the infrastructure package. Meanwhile, commodities thrived in September, driven by sharply higher energy prices.
Elevated inflation pressures and the global supply bottleneck continued in October, but strong earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of multiple rate hikes in 2022 by senior Federal Open Market Committee members.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
“ Global markets suffered their broadest retreat in a year during September, except for commodities, as concerns over inflation and the interest rate outlook depressed investor confidence.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Absolute Return Fund  |  3

Letter to shareholders (unaudited)
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

4  |  Allspring Absolute Return Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks a positive total return.
Manager	Allspring Funds Management, LLC
Portfolio managers	Ben Inker, CFA®‡*, John Thorndike*
Average annual total returns (%) as of April 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WARAX)	3-1-2012	-10.39	0.18	1.75	-4.89	1.36	2.36	1.59	1.59
Class C (WARCX)	3-1-2012	-6.59	0.65	1.63	-5.59	0.65	1.63	2.34	2.34
Class R (WARHX)[3]	9-30-2015	–	–	–	-5.05	1.40	2.26	1.84	1.84
Class R6 (WARRX)[4]	10-31-2014	–	–	–	-4.50	1.81	2.80	1.16	1.16
Administrator Class (WARDX)	3-1-2012	–	–	–	-4.81	1.56	2.53	1.51	1.47
Institutional Class (WABIX)[5]	11-30-2012	–	–	–	-4.59	1.71	2.74	1.26	1.23
MSCI ACWI Index (Net)[6]	–	–	–	–	-5.44	9.46	9.21	–	–
Bloomberg U.S. TIPS 1-10 Year Index[7]	–	–	–	–	1.52	3.59	2.02	–	–
CPI [8]	–	–	–	–	8.26	3.41	2.31	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.90% in acquired fund fees and expenses and underlying GMO fees. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of GMO Benchmark-Free Allocation Fund and other acquired fund fees and expenses.
[2]	The manager has contractually committed through August 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.71% for Class A, 1.46% for Class C, 0.96% for Class R, 0.28% for Class R6, 0.57% for Administrator Class, and 0.33% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any, including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[6]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
*	The Fund invests substantially all of its investable assets directly in GMO Benchmark-Free Allocation Fund, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Thorndike have been responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003 and 2019, respectively.

6  |  Allspring Absolute Return Fund

Performance highlights (unaudited)
Growth of $10,000 investment as of April 30, 20221
1The chart compares the performance of Class A shares for the most recent ten years with the MSCI ACWI Index (Net), Bloomberg U.S. TIPS 1-10 Year Index and CPI. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
Footnotes continued from previous page
[7]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index is an unmanaged index of U.S. Treasury securities with maturities of less than 10 years and more than 1 year. You cannot invest directly in an index.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Absolute return funds are not intended to outperform stocks and bonds in strong markets, and there is no guarantee of positive returns or that the Fund’s objectives will be achieved. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Borrowing money to purchase securities or cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Alternative investments, such as commodities and merger arbitrage strategies, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to asset-backed securities risk, nondiversified funds risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Absolute Return Fund  |  7

Performance highlights (unaudited)
MANAGER'S DISCUSSION
Fund highlights
■	The Fund (Class A, excluding sales charges) outperformed the MSCI ACWI Index (Net) but underperformed the Bloomberg U.S. TIPS 1–10 Year Index and the Consumer Price Index for the 12-month period that ended April 30, 2022.
■	The exposure to the Equity Dislocation strategy, an actively managed equity long/short strategy designed to monetize the valuation disparity between value stocks and growth stocks, was the biggest contributor to performance as it enjoyed a very strong 12 months.
■	Long positions in emerging market equities and Japanese equities were the biggest detractors from performance.
Markets down during a challenging year
The year ending April 30, 2022, was very challenging for investors. Many parts of the world are still struggling to come to grips with COVID-19; inflation has risen to a level not seen for 30 years, causing central banks to become increasingly hawkish; and Russia invaded Ukraine toward the end of February. Markets had started the period strongly, with the MSCI ACWI Index (Net) up over 8.5% for the eight months to December 31, 2021, before plummeting early in 2022, to leave the MSCI ACWI Index (Net) down 5.4% for the period as a whole. There was a considerable disparity of returns around the globe, with the S&P 500 Index* clinging to positive territory to deliver a 12-month return of 0.2%, while emerging markets languished at the other end of the spectrum, falling 18.3% (as measured by the MSCI EM Index (Net) (USD)**. The rest of the developed world was somewhere in between, and, in aggregate, the MSCI World ex USA Index (Net)*** returned -6.7%. The inflation and rising rates backdrop meant that bonds did not deliver much in the way of diversification and the Bloomberg U.S. Aggregate Bond Index† posted a disappointing -8.5%.
Emerging market exposure reduced
There were no major changes of direction in portfolio exposures during the period. We did moderately reduce the Fund’s exposure to emerging markets, and, within emerging markets, we reduced our weighting in China by designating a portion of the allocation to be “emerging markets excluding China.” Russia was removed from emerging market indexes toward the end of the period and that also affected our emerging market exposure. We rotated some of the broad market futures shorts away from the MSCI EAFE Index (Net)†† and replaced them with short emerging market futures. We increased the exposure to the quality cyclicals strategy toward the end of 2021, as the emergence of new COVID-19 variants caused weakness in COVID-19-affected sectors and offered more attractive valuations.
Holdings (%) as of April 30, 2022[1]
GMO Implementation Fund	87.98
GMO Opportunistic Income Fund, Class VI	3.37
GMO SGM Major Markets Fund, Class VI	2.66
GMO Emerging Country Debt Fund, Class VI	2.29
[1]	Each holding represents the Fund's allocable portion of the investments of the GMO Benchmark-Free Allocation Fund. Figures represent each holding as a percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Equity Dislocation strategy contributed to performance
The circa 20% allocation to the Equity Dislocation strategy was the standout contributor to returns as it posted an 18% gain against a backdrop of both equities and bonds doing poorly. It did undoubtedly benefit from the tailwind of the outperformance of value, as MSCI ACWI Value Index††† beat

*	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
**	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

***	The MSCI World ex USA Index (Net) is a free-float adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. You cannot invest directly in an index.

†	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

††	The MSCI Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index.

†††	The MSCI ACWI Value Index captures large and mid cap securities exhibiting overall value style characteristics across 23 Developed Markets countries and 24 Emerging Markets (EM) countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. You cannot invest directly in an index.

8  |  Allspring Absolute Return Fund

Performance highlights (unaudited)
 MSCI ACWI Growth Index* by a little less than 6.0%. However, the focused approach of targeting the extremes of cheap and expensive stocks added to returns.
Portfolio composition as of April 30, 2022[1]
[1]	Figures represent the portfolio allocation of the GMO Benchmark-Free Allocation Fund. These amounts are subject to change and may have changed since the date specified. Equities in the Equity Long/Short segment are hedged with a basket of short index futures positions.
Long allocation to equities detracted from returns
The circa 28% allocation to long-only equities was the biggest detractor from returns. Our regional positioning did not prove successful as we leaned heavily into emerging markets and Japan, two of the laggards for the 12 months. The losses from the emerging allocation were further exacerbated by an overweight to Russia. We believed that the shares were trading at favorable valuations with good fundamentals in a country that was soundly economically managed. Unfortunately, we did not foresee that Putin was prepared to metaphorically drive the economic situation of his country off a cliff by invading Ukraine.
The portfolio managers see both great risk and opportunity
In a similar vein to last year, we see great risk and opportunity. The risk lies in the valuation of traditional asset classes, as equity valuations remain extremely high and, although bond yields have improved, the flatness of the yield curve and the problematic inflation outlook diminishes their attractiveness. The fraught geopolitical situation and ongoing fight against COVID-19 are further reasons to take a cautious stance on risk assets. Despite the solid outperformance of value in recent months, we are still in a global growth bubble. The opportunity, however, is also impressive in that the valuation disparity between growth and value stocks is exceptionally wide. Much of the portfolio is designed to benefit from the ultimate narrowing of that valuation gap. We hold a larger-than-normal allocation to alternative strategies given our concerns about traditional assets. We do own some equities long, but we are being judicious and selective, with a strong emphasis on what we consider reasonable valuations of the stocks that we own.

*	The MSCI ACWI Growth Index captures large and mid cap securities exhibiting overall growth style characteristics across 23 Developed Markets countries and 24 Emerging Markets (EM) countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. You cannot invest directly in an index.

Allspring Absolute Return Fund  |  9

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2021 to April 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Allspring Absolute Return Fund (excluding GMO Benchmark-Free Allocation Fund and its underlying fund expenses)	Beginning account value 11-1-2021	Ending account value 4-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 983.08	$3.44	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class C
Actual	$1,000.00	$ 980.03	$7.02	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.15	1.43%
Class R
Actual	$1,000.00	$ 982.25	$4.13	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class R6
Actual	$1,000.00	$ 985.17	$1.33	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35	0.27%
Administrator Class
Actual	$1,000.00	$ 983.53	$2.80	0.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$2.86	0.57%
Institutional Class
Actual	$1,000.00	$ 985.14	$1.62	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

10  |  Allspring Absolute Return Fund

Fund expenses (unaudited)
Allspring Absolute Return Fund (including GMO Benchmark-Free Allocation Fund and its underlying fund expenses)	Beginning account value 11-1-2021	Ending account value 4-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
(Actual)	$1,000.00	$ 983.08	$ 8.61	1.75%
(Hypothetical) (5% return before expenses)	$1,000.00	$1,016.11	$ 8.76	1.75%
Class C
(Actual)	$1,000.00	$ 980.03	$12.19	2.48%
(Hypothetical) (5% return before expenses)	$1,000.00	$1,012.49	$12.38	2.48%
Class R
(Actual)	$1,000.00	$ 982.25	$ 9.30	1.89%
(Hypothetical) (5% return before expenses)	$1,000.00	$1,015.41	$ 9.45	1.89%
Class R6
(Actual)	$1,000.00	$ 985.17	$ 6.51	1.32%
(Hypothetical) (5% return before expenses)	$1,000.00	$1,018.24	$ 6.62	1.32%
Administrator Class
(Actual)	$1,000.00	$ 983.53	$ 7.98	1.62%
(Hypothetical) (5% return before expenses)	$1,000.00	$1,016.75	$ 8.11	1.62%
Institutional Class
(Actual)	$1,000.00	$ 985.14	$ 6.80	1.38%
(Hypothetical) (5% return before expenses)	$1,000.00	$1,017.94	$ 6.91	1.38%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

Allspring Absolute Return Fund  |  11

Portfolio of investments—April 30, 2022

		Shares	Value
Investment companies: 96.39%
Multi-asset funds: 96.39%
GMO Benchmark-Free Allocation Fund Class MF ♠		52,234,240	$ 1,301,677,274
Total Investment companies (Cost $1,240,834,628)			1,301,677,274
Total investments in securities (Cost $1,240,834,628)	96.39%		1,301,677,274
Other assets and liabilities, net	3.61		48,775,949
Total net assets	100.00%		$1,350,453,223

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated investment companies	Net change in unrealized gains (losses) on affiliated investment companies	Value, end of period
Investment companies
GMO Benchmark-Free Allocation Fund Class MF	$1,681,440,024	$83,861,185	$(363,756,410)	$21,350,266	$(121,217,791)	$1,301,677,274

	Shares, end of period	Dividends from affiliated investment companies
Investment companies
GMO Benchmark-Free Allocation Fund Class MF	52,234,240	$34,695,369
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Absolute Return Fund

Statement of assets and liabilities—April 30, 2022

Assets
Investments in affiliated investment companies, at value (cost $1,240,834,628)	$ 1,301,677,274
Cash	48,275,594
Receivable for investments sold	1,724,406
Receivable for Fund shares sold	1,307,972
Prepaid expenses and other assets	30,337
Total assets	1,353,015,583
Liabilities
Payable for Fund shares redeemed	1,444,319
Shareholder report expenses payable	576,273
Management fee payable	223,576
Administration fees payable	176,836
Distribution fees payable	36,781
Trustees’ fees and expenses payable	2,677
Accrued expenses and other liabilities	101,898
Total liabilities	2,562,360
Total net assets	$1,350,453,223
Net assets consist of
Paid-in capital	$ 1,753,632,756
Total distributable loss	(403,179,533)
Total net assets	$1,350,453,223
Computation of net asset value and offering price per share
Net assets – Class A	$ 325,368,899
Shares outstanding – Class A1	31,909,702
Net asset value per share – Class A	$10.20
Maximum offering price per share – Class A2	$10.82
Net assets – Class C	$ 58,948,101
Shares outstanding – Class C1	5,768,354
Net asset value per share – Class C	$10.22
Net assets – Class R	$ 129,868
Shares outstanding – Class R1	12,372
Net asset value per share – Class R	$10.50
Net assets – Class R6	$ 10,494,410
Shares outstanding – Class R6[1]	1,025,527
Net asset value per share – Class R6	$10.23
Net assets – Administrator Class	$ 32,644,457
Shares outstanding – Administrator Class[1]	3,162,129
Net asset value per share – Administrator Class	$10.32
Net assets – Institutional Class	$ 922,867,488
Shares outstanding – Institutional Class[1]	90,198,365
Net asset value per share – Institutional Class	$10.23
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Absolute Return Fund  |  13

Statement of operations—year ended April 30, 2022

Investment income
Dividends from affiliated investment companies	$ 34,695,369
Expenses
Management fee	3,342,781
Administration fees
Class A	723,291
Class C	191,908
Class R	291
Class R6	4,348
Administrator Class	47,050
Institutional Class	1,378,130
Shareholder servicing fees
Class A	860,896
Class C	225,913
Class R	347
Administrator Class	88,903
Distribution fees
Class C	676,711
Class R	248
Custody and accounting fees	16,315
Professional fees	38,553
Registration fees	86,222
Shareholder report expenses	150,852
Trustees’ fees and expenses	20,409
Other fees and expenses	11,249
Total expenses	7,864,417
Less: Fee waivers and/or expense reimbursements
Class A	(587)
Class C	(26)
Administrator Class	(15,451)
Institutional Class	(392,479)
Net expenses	7,455,874
Net investment income	27,239,495
Realized and unrealized gains (losses) on investments
Net realized gains from affiliated investment companies	21,350,266
Net change in unrealized gains (losses) from affiliated investment companies	(121,217,791)
Net realized and unrealized gains (losses) on investments	(99,867,525)
Net decrease in net assets resulting from operations	$ (72,628,030)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Absolute Return Fund

Statement of changes in net assets

	Year ended April 30, 2022		Year ended April 30, 2021
Operations
Net investment income		$ 27,239,495		$ 45,466,218
Payment from affiliate		0		840,939
Net realized gains on investments		21,350,266		36,313,309
Net change in unrealized gains (losses) on investments		(121,217,791)		161,469,734
Net increase (decrease) in net assets resulting from operations		(72,628,030)		244,090,200
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,481,984)		(10,520,302)
Class C		(532,511)		(4,555,046)
Class R		(4,113)		(4,635)
Class R6		(465,159)		(664,227)
Administrator Class		(1,001,636)		(1,426,677)
Institutional Class		(33,821,801)		(43,198,445)
Total distributions to shareholders		(46,307,204)		(60,369,332)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,290,999	78,841,319	11,820,545	126,171,861
Class C	589,758	6,324,386	539,919	5,719,127
Class R	312	3,363	19,612	220,705
Class R6	51,639	555,443	191,804	2,049,670
Administrator Class	349,123	3,791,366	416,961	4,487,504
Institutional Class	18,008,528	194,524,182	21,087,448	223,635,756
		284,040,059		362,284,623
Reinvestment of distributions
Class A	889,292	9,310,884	841,654	8,871,030
Class C	49,212	517,714	425,622	4,430,727
Class R	81	869	0	0
Class R6	33,116	347,390	48,540	512,585
Administrator Class	91,916	974,308	129,752	1,380,557
Institutional Class	2,590,846	27,177,971	3,231,759	34,127,379
		38,329,136		49,322,278
Payment for shares redeemed
Class A	(8,176,385)	(87,937,649)	(10,187,273)	(107,936,942)
Class C	(6,952,463)	(74,485,079)	(14,448,329)	(150,591,212)
Class R	(1,005)	(11,161)	(9,225)	(103,350)
Class R6	(620,382)	(6,656,095)	(1,187,226)	(12,405,073)
Administrator Class	(918,724)	(10,060,721)	(2,900,787)	(30,662,202)
Institutional Class	(37,495,597)	(405,316,293)	(81,795,286)	(864,473,835)
		(584,466,998)		(1,166,172,614)
Net decrease in net assets resulting from capital share transactions		(262,097,803)		(754,565,713)
Total decrease in net assets		(381,033,037)		(570,844,845)
Net assets
Beginning of period		1,731,486,260		2,302,331,105
End of period		$1,350,453,223		$ 1,731,486,260
The accompanying notes are an integral part of these financial statements.

Allspring Absolute Return Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
	Year ended April 30
Class A	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.07	$10.11	$11.15	$11.40	$10.90
Net investment income	0.17 [1]	0.22	0.29 [1]	0.27 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	(0.70)	1.09	(1.04)	(0.24)	0.51
Total from investment operations	(0.53)	1.31	(0.75)	0.03	0.70
Distributions to shareholders from
Net investment income	(0.34)	(0.35)	(0.29)	(0.28)	(0.20)
Net asset value, end of period	$10.20	$11.07	$10.11	$11.15	$11.40
Total return[2]	(4.89)%	13.16%	(6.99)%	0.42%	6.45%
Ratios to average net assets (annualized)
Gross expenses[3]	0.70%	0.69%	0.69%	0.69%	0.68%
Net expenses[3]	0.70%	0.69%	0.69%	0.69%	0.68%
Net investment income	1.62%	2.33%	2.68%	2.43%	1.67%
Supplemental data
Portfolio turnover rate	6%	5%	4%	5%	5%
Net assets, end of period (000s omitted)	$325,369	$353,134	$297,590	$415,011	$516,085

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges.
[3]	Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Absolute Return Fund

Financial highlights
(For a share outstanding throughout each period)
	Year ended April 30
Class C	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.90	$9.95	$10.96	$11.19	$10.70
Net investment income	0.06 [1]	0.12 [1]	0.12	0.19 [1]	0.10 [1]
Payment from affiliate	0.00	0.05	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.67)	1.08	(0.95)	(0.24)	0.50
Total from investment operations	(0.61)	1.25	(0.83)	(0.05)	0.60
Distributions to shareholders from
Net investment income	(0.07)	(0.30)	(0.18)	(0.18)	(0.11)
Net asset value, end of period	$10.22	$10.90	$9.95	$10.96	$11.19
Total return[2]	(5.59)%	12.66% [3]	(7.73)%	(0.31)%	5.60%
Ratios to average net assets (annualized)
Gross expenses[4]	1.43%	1.44%	1.44%	1.44%	1.43%
Net expenses[4]	1.43%	1.44%	1.44%	1.44%	1.43%
Net investment income	0.61%	1.18%	1.71%	1.78%	0.88%
Supplemental data
Portfolio turnover rate	6%	5%	4%	5%	5%
Net assets, end of period (000s omitted)	$58,948	$131,690	$254,485	$419,656	$629,813

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges.
[3]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.53% on total return. See Note 4 in the Notes to Financial Statements for additional information.

[4]	Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
The accompanying notes are an integral part of these financial statements.

Allspring Absolute Return Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
	Year ended April 30
Class R	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.41	$10.33	$11.12	$11.37	$10.82
Net investment income	0.16 [1]	0.18	0.12	0.27	0.12
Payment from affiliate	0.00	0.02	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.73)	1.25	(0.91)	(0.26)	0.55
Total from investment operations	(0.57)	1.45	(0.79)	0.01	0.67
Distributions to shareholders from
Net investment income	(0.34)	(0.37)	0.00	(0.26)	(0.12)
Net asset value, end of period	$10.50	$11.41	$10.33	$11.12	$11.37
Total return	(5.05)%	14.17% [2]	(7.10)%	0.21%	6.21%
Ratios to average net assets (annualized)
Gross expenses[3]	0.88%	0.88%	0.91%	0.85%	0.93%
Net expenses[3]	0.88%	0.88%	0.91%	0.85%	0.93%
Net investment income	1.40%	4.51%	0.21%	2.42%	0.85%
Supplemental data
Portfolio turnover rate	6%	5%	4%	5%	5%
Net assets, end of period (000s omitted)	$130	$148	$27	$262	$368

[1]	Calculated based upon average shares outstanding

[2]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.22% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[3]	Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Absolute Return Fund

Financial highlights
(For a share outstanding throughout each period)
	Year ended April 30
Class R6	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.10	$10.11	$11.15	$11.41	$10.91
Net investment income	0.21 [1]	0.28	0.35	0.34	0.31 [1]
Net realized and unrealized gains (losses) on investments	(0.70)	1.08	(1.05)	(0.27)	0.45
Total from investment operations	(0.49)	1.36	(0.70)	0.07	0.76
Distributions to shareholders from
Net investment income	(0.38)	(0.37)	(0.34)	(0.33)	(0.26)
Net asset value, end of period	$10.23	$11.10	$10.11	$11.15	$11.41
Total return	(4.50)%	13.62%	(6.57)%	0.86%	6.97%
Ratios to average net assets (annualized)
Gross expenses[2]	0.27%	0.26%	0.26%	0.26%	0.25%
Net expenses[2]	0.27%	0.26%	0.26%	0.26%	0.25%
Net investment income	1.91%	2.63%	3.05%	2.64%	2.69%
Supplemental data
Portfolio turnover rate	6%	5%	4%	5%	5%
Net assets, end of period (000s omitted)	$10,494	$17,332	$25,363	$31,838	$46,753

[1]	Calculated based upon average shares outstanding

[2]	Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
The accompanying notes are an integral part of these financial statements.

Allspring Absolute Return Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
	Year ended April 30
Administrator Class	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.18	$10.15	$11.18	$11.43	$10.92
Net investment income	0.17 [1]	0.24 [1]	0.27 [1]	0.27 [1]	0.19 [1]
Payment from affiliate	0.00	0.06	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.70)	1.08	(1.01)	(0.24)	0.53
Total from investment operations	(0.53)	1.38	(0.74)	0.03	0.72
Distributions to shareholders from
Net investment income	(0.33)	(0.35)	(0.29)	(0.28)	(0.21)
Net asset value, end of period	$10.32	$11.18	$10.15	$11.18	$11.43
Total return	(4.81)%	13.76% [2]	(6.85)%	0.48%	6.62%
Ratios to average net assets (annualized)
Gross expenses[3]	0.61%	0.61%	0.61%	0.60%	0.60%
Net expenses[3]	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	1.60%	2.20%	2.42%	2.44%	1.70%
Supplemental data
Portfolio turnover rate	6%	5%	4%	5%	5%
Net assets, end of period (000s omitted)	$32,644	$40,694	$60,846	$116,871	$212,965

[1]	Calculated based upon average shares outstanding

[2]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.62% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[3]	Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Absolute Return Fund

Financial highlights
(For a share outstanding throughout each period)
	Year ended April 30
Institutional Class	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.10	$10.11	$11.15	$11.41	$10.92
Net investment income	0.21 [1]	0.26 [1]	0.33 [1]	0.31 [1]	0.24
Net realized and unrealized gains (losses) on investments	(0.71)	1.09	(1.04)	(0.25)	0.50
Total from investment operations	(0.50)	1.35	(0.71)	0.06	0.74
Distributions to shareholders from
Net investment income	(0.37)	(0.36)	(0.33)	(0.32)	(0.25)
Net asset value, end of period	$10.23	$11.10	$10.11	$11.15	$11.41
Total return	(4.59)%	13.57%	(6.65)%	0.76%	6.78%
Ratios to average net assets (annualized)
Gross expenses[2]	0.37%	0.36%	0.36%	0.36%	0.35%
Net expenses[2]	0.33%	0.33%	0.33%	0.33%	0.33%
Net investment income	1.90%	2.43%	3.00%	2.82%	2.07%
Supplemental data
Portfolio turnover rate	6%	5%	4%	5%	5%
Net assets, end of period (000s omitted)	$922,867	$1,188,488	$1,664,020	$2,890,106	$4,189,647

[1]	Calculated based upon average shares outstanding

[2]	Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
The accompanying notes are an integral part of these financial statements.

Allspring Absolute Return Fund  |  21

Notes to financial statements
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Absolute Return Fund (the "Fund") which is a diversified series of the Trust.
The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying GMO funds”), whether currently existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, and the GMO Alternative Funds. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives. As of April 30, 2022, the Fund owned 27% of Benchmark-Free Allocation Fund. Because the Fund invests all of its assets in Benchmark-Free Allocation Fund, the shareholders of the Fund bear the fees and expenses of Benchmark-Free Allocation Fund, which are not included in the Statement of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of Benchmark-Free Allocation Fund. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on the date of the Special Meeting of Shareholders approving the agreements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. The valuation of investments in securities and the underlying funds held by Benchmark-Free Allocation Fund is discussed in the annual report of Benchmark-Free Allocation Fund, which is included in the distribution of this shareholder report. For your reference, an unaudited Statement of Assets and Liabilities and an unaudited Schedule of Investments for Benchmark-Free Allocation Fund as of April 30, 2022 have been included in the Appendix within this report.
Investment transactions and income recognition
Investment transactions in Benchmark-Free Allocation Fund are recorded on a trade date basis. Realized gains and losses resulting from investment transactions in Benchmark-Free Allocation Fund are determined on the identified cost basis.
Income dividends and capital gain distributions from Benchmark-Free Allocation Fund are recorded on the ex-dividend date. Capital gain distributions from Benchmark-Free Allocation Fund are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S.

22  |  Allspring Absolute Return Fund

Notes to financial statements
generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2022, the aggregate cost of all investments for federal income tax purposes was $1,300,255,004 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,422,270
Gross unrealized losses	0
Net unrealized gains	$1,422,270
As of April 30, 2022, the Fund had capital loss carryforwards which consisted of $2,592,508 in short-term capital losses and $429,247,782 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using Level 1 inputs.
For the year ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, LLC (“Allspring Funds Management”), a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement,

Allspring Absolute Return Fund  |  23

Notes to financial statements
Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.225%
Next $4 billion	0.200
Next $5 billion	0.175
Next $10 billion	0.165
Over $20 billion	0.160
For the year ended April 30, 2022, the management fee was equivalent to an annual rate of 0.216% of the Fund’s average daily net assets.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through August 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses (excluding expenses of Benchmark-Free Allocation Fund and acquired fund fees and expenses). Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.71%
Class C	1.46
Class R	0.96
Class R6	0.28
Administrator Class	0.57
Institutional Class	0.33

24  |  Allspring Absolute Return Fund

Notes to financial statements
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended April 30, 2022, Allspring Funds Distributor received $24,568 from the sale of Class A shares and $96 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended April 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Other transactions
On August 14, 2020, Class C, Class R, and Administrator Class of the Fund were reimbursed by Allspring Funds Management in the amount of $619,025, $288 and $221,626, respectively. The reimbursements were made in connection with resolving certain fee reimbursements.
5. INVESTMENT TRANSACTIONS
For the year ended April 30, 2022, the Fund made aggregate purchases and sales of $83,861,396 and $363,756,410, respectively, in its investment in Benchmark-Free Allocation Fund.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended April 30, 2022, there were no borrowings by the Fund under the agreement.
7. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid was $46,307,204 and $60,369,332 of ordinary income for the years ended April 30, 2022 and April 30, 2021, respectively.
As of April 30, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$27,238,487	$1,422,270	$(431,840,290)
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Absolute Return Fund  |  25

Notes to financial statements
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Absolute Return Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Absolute Return Fund (formerly, Wells Fargo Absolute Return Fund) (the Fund), one of the funds constituting Allspring Funds Trust (formerly, Wells Fargo Funds Trust), including the portfolio of investments, as of April 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the  financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2022, by correspondence with the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 27, 2022

Allspring Absolute Return Fund  |  27

Other information (unaudited)
TAX INFORMATION
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 6% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended April 30, 2022.
Pursuant to Section 854 of the Internal Revenue Code, $31,093,521 of income dividends paid during the fiscal year ended April 30, 2022 has been designated as qualified dividend income (QDI).
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$ 3,623,678	$ 0.02744	100%
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Absolute Return Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 137 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Absolute Return Fund  |  29

Appendix (unaudited)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

April 30, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

5,631,069	GMO Emerging Country Debt Fund, Class VI	114,592,264

359,589,193	GMO Implementation Fund	4,397,775,830

6,658,505	GMO Opportunistic Income Fund, Class VI	168,260,431

4,632,781	GMO SGM Major Markets Fund, Class VI	132,914,484

	TOTAL MUTUAL FUNDS (COST $5,155,251,927)	4,813,543,009

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

3,991,953	State Street Institutional Treasury Money Market Fund – Premier Class, 0.35%(a)	3,991,953

	TOTAL SHORT-TERM INVESTMENTS (COST $3,991,953)	3,991,953

	TOTAL INVESTMENTS — 100.0% (Cost $5,159,243,880)	4,817,534,962

	Other Assets and Liabilities (net) — 0.0%	403,610

	TOTAL NET ASSETS — 100.0%	$4,817,938,572

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of April 30, 2022.

32  |  Allspring Absolute Return Fund

Appendix (unaudited)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — April 30, 2022 (Unaudited)

Assets:

Investments in affiliated issuers, at value(a)	$4,813,543,009

Investments in unaffiliated issuers, at value(b)	3,991,953

Receivable for Fund shares sold	7,800,039

Dividends and interest receivable	398

Receivable for expenses reimbursed and/or waived by GMO	236,020

Total assets	4,825,571,419

Liabilities:

Payable for investments purchased	2,190,000

Payable for Fund shares repurchased	2,118,799

Payable to affiliate for:
Management fee	2,587,473
Supplemental support fee – Class MF	108,946
Shareholder service fee	384,852

Payable to Trustees and related expenses	24,867

Accrued expenses	217,910

Total liabilities	7,632,847

Net assets	$4,817,938,572

Net assets consist of:

Paid-in capital	$5,384,257,675

Distributable earnings (accumulated loss)	(566,319,103)

$4,817,938,572

Net assets attributable to:

Class III	$1,667,804,759

Class IV	$1,197,474,892

Class MF	$1,301,883,275

Class R6	$284,499,135

Class I	$366,276,511

Shares outstanding:

Class III	66,980,407

Class IV	48,085,679

Class MF	52,234,240

Class R6	11,433,626

Class I	14,729,427

Net asset value per share:

Class III	$24.90

Class IV	$24.90

Class MF	$24.92

Class R6	$24.88

Class I	$24.87

(a) Cost of investments – affiliated issuers:	$5,155,251,927

(b) Cost of investments – unaffiliated issuers:	$3,991,953

For further information regarding GMO Benchmark-Free Allocation Fund, please refer to its audited financial statements for  the fiscal year ended February 28, 2022, which are available at:

https://www.sec.gov/Archives/edgar/data/0000772129/000119312522138489/d282302dncsr.htm

Allspring Absolute Return Fund   |  33

Appendix (unaudited)

32  |  Allspring Absolute Return Fund

Appendix (unaudited)

Allspring Absolute Return Fund  |  33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00394 06-22
A260/AR260 04-22

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended	Fiscal year ended
	April 30, 2022	April 30, 2021
Audit fees	$25,160	$24,250
Audit-related fees	—	—
Tax fees (1)	4,565	4,440
All other fees	—	—

	$29,725	$28,690

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management.

Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 27, 2022

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: June 27, 2022